Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Class N
Shareholder Report [Line Items]
Fund Name	Chase Growth Fund
Class Name	Class N
Trading Symbol	CHASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Chase Growth Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://chasegrowthfund.com/#literature. You can also request this information by contacting us at 1-800-293-9104.
Additional Information Phone Number	1-800-293-9104
Additional Information Website	https://chasegrowthfund.com/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$54	1.10%
[1]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%
Updated Performance Information Location [Text Block]	Visit https://chasegrowthfund.com/#literature for more recent performance information.
Net Assets	$ 77,715,293
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$77,715,293
Number of Holdings	39
Portfolio Turnover	64%

Holdings [Text Block]

Top 10 Issuers	(%)
Meta Platforms, Inc.	4.4%
NVIDIA Corp.	4.2%
Berkshire Hathaway, Inc.	3.9%
Bank of New York Mellon Corp.	3.8%
Invesco STIT Treasury Portfolio	3.6%
Gen Digital, Inc.	3.5%
eBay, Inc.	3.3%
McKesson Corp.	3.3%
Carpenter Technology Corp.	3.2%
Labcorp Holdings, Inc.	3.2%

Top Sectors	(%)
Financials	25.1%
Information Technology	22.0%
Health Care	12.7%
Communication Services	7.9%
Consumer Discretionary	7.9%
Industrials	6.6%
Energy	4.1%
Consumer Staples	4.0%
Materials	3.2%
Cash & Other	6.5%

Updated Prospectus Web Address	https://chasegrowthfund.com/#literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Chase Growth Fund
Class Name	Institutional Class
Trading Symbol	CHAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Chase Growth Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://chasegrowthfund.com/#literature. You can also request this information by contacting us at 1-800-293-9104.
Additional Information Phone Number	1-800-293-9104
Additional Information Website	https://chasegrowthfund.com/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$48	0.99%
[2]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]	Visit https://chasegrowthfund.com/#literature for more recent performance information.
Net Assets	$ 77,715,293
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$77,715,293
Number of Holdings	39
Portfolio Turnover	64%

Holdings [Text Block]

Top 10 Issuers	(%)
Meta Platforms, Inc.	4.4%
NVIDIA Corp.	4.2%
Berkshire Hathaway, Inc.	3.9%
Bank of New York Mellon Corp.	3.8%
Invesco STIT Treasury Portfolio	3.6%
Gen Digital, Inc.	3.5%
eBay, Inc.	3.3%
McKesson Corp.	3.3%
Carpenter Technology Corp.	3.2%
Labcorp Holdings, Inc.	3.2%

Top Sectors	(%)
Financials	25.1%
Information Technology	22.0%
Health Care	12.7%
Communication Services	7.9%
Consumer Discretionary	7.9%
Industrials	6.6%
Energy	4.1%
Consumer Staples	4.0%
Materials	3.2%
Cash & Other	6.5%

Updated Prospectus Web Address	https://chasegrowthfund.com/#literature

[1]
*	Annualized

[2]
*	Annualized